Segment Information - Summary of Segment Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Revenue
Total external revenue	¥ 16,222,442,000	$ 2,563,030	¥ 13,664,840,000	¥ 13,733,437,000
Results
Interest income	105,421,000	16,656	56,983,000	41,314,000
Interest expense	(96,072,000)	(15,179)	(75,131,000)	(112,987,000)
Gain on disposal of intangible assets	115,235,000	18,206
Gain on disposal of subsidiaries	216,115,000	34,145
Gain on disposal of joint venture	107,976,000	17,059
Impairment of property, plant and equipment	(20,845,000)	(3,293)	(3,297,000)	(2,873,000)
Impairment of technology development cost	(40,000,000)	(6,320)	0	(26,700,000)
Staff severance cost	(107,732,000)	(17,021)	(12,864,000)	(8,385,000)
Depreciation and amortization	(444,181,000)	(70,177)	(478,160,000)	(469,435,000)
Share of profit/(loss) of associates and joint ventures, net of tax	10,054,000	1,589	(3,612,000)	(2,691,000)
Income tax expense	(220,167,000)	(34,785)	(160,270,000)	(176,818,000)
Segment profit after income tax	1,405,070,000	221,991	723,608,000	509,320,000
Total assets	21,015,059,000		18,596,506,000		$ 3,320,229
Total liabilities	(10,035,783,000)		(8,610,694,000)		(1,585,582)
Other disclosures
Investment in joint ventures	196,102,000		176,351,000		$ 30,983
Capital expenditure	261,433,000	$ 41,305	284,993,000
Operating Segments [Member] | Yuchai Segment [Member]
Revenue
Total external revenue	16,165,245,000		13,598,487,000	13,671,931,000
Results
Interest income	94,760,000		51,235,000	35,557,000
Interest expense	(94,794,000)		(73,028,000)	(110,618,000)
Gain on disposal of intangible assets	115,235,000
Impairment of property, plant and equipment	(20,845,000)		(3,297,000)	(2,873,000)
Impairment of technology development cost	(40,000,000)			(26,700,000)
Staff severance cost	(107,732,000)		(12,864,000)	(8,385,000)
Depreciation and amortization	(433,921,000)		(467,177,000)	(458,759,000)
Share of profit/(loss) of associates and joint ventures, net of tax	9,255,000		112,000	(10,230,000)
Income tax expense	(190,573,000)		(141,272,000)	(161,731,000)
Segment profit after income tax	1,089,233,000		765,039,000	583,115,000
Total assets	19,623,882,000		17,537,583,000
Total liabilities	(9,840,265,000)		(8,419,018,000)
Other disclosures
Investment in joint ventures	193,476,000		173,781,000
Capital expenditure	259,068,000		282,284,000
Operating Segments [Member] | HL Global Enterprises Limited Segment [Member]
Revenue
Total external revenue	57,197,000		66,353,000	61,506,000
Results
Interest income	1,803,000		1,919,000	1,415,000
Interest expense	(3,983,000)		(7,706,000)	(7,595,000)
Gain on disposal of subsidiaries	216,115,000
Gain on disposal of joint venture	107,976,000
Depreciation and amortization	(9,990,000)		(10,744,000)	(10,458,000)
Share of profit/(loss) of associates and joint ventures, net of tax	799,000		(3,724,000)	7,539,000
Income tax expense	(461,000)		(2,281,000)	(2,491,000)
Segment profit after income tax	322,481,000		(4,548,000)	6,473,000
Total assets	451,096,000		449,994,000
Total liabilities	(66,920,000)		(369,124,000)
Other disclosures
Investment in joint ventures	2,626,000		2,570,000
Capital expenditure	975,000		2,623,000
Operating Segments [Member] | Corporate Segment [Member]
Results
Interest income	11,833,000		10,080,000	10,003,000
Interest expense	(270,000)		(648,000)	(435,000)
Depreciation and amortization	(270,000)		(239,000)	(218,000)
Income tax expense	(29,133,000)		(16,717,000)	(12,596,000)
Segment profit after income tax	(6,644,000)		(36,883,000)	(80,268,000)
Total assets	2,444,012,000		2,111,248,000
Total liabilities	(128,591,000)		(151,472,000)
Other disclosures
Capital expenditure	1,390,000		86,000
Elimination of intersegment amounts [Member]
Results
Interest income	(2,975,000)		(6,251,000)	(5,661,000)
Interest expense	2,975,000		6,251,000	¥ 5,661,000
Total assets	(1,503,931,000)		(1,502,319,000)
Total liabilities	¥ (7,000)		¥ 328,920,000